Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Other Income
19.	Other Income

Other Income consists of the following:

	For the years ended December 31,
	2025	2024	2023
Unconditional government grants	1,652,039	6,696,779	9,945,338
Others	1,803,136	1,711,312	1,797,887
Total	3,455,175	8,408,091	11,743,225